CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net (loss) income	$ (9)	$ 616	$ 138
Adjustments for the following non-cash items:
Depreciation	2,010	1,852	1,583
Unrealized foreign exchange and financial instrument (gain) loss	(977)	(492)	258
Share of loss (earnings) from equity-accounted investments	88	(186)	(96)
Deferred income tax	(31)	(176)	(150)
Other non-cash items	391	(282)	102
Dividends received from equity-accounted investments	90	58	89
Cash flows from (used in) operations before changes in related parties and working capital balances	1,562	1,390	1,924
Changes in due to or from related parties	44	7	(19)
Net change in working capital balances	(332)	468	(194)
Cash flows from (used in) operating activities	1,274	1,865	1,711
Financing activities
Corporate credit facilities, net	240	0	0
Commercial paper, net	248	(65)	249
Proceeds from non-recourse borrowings	10,667	8,316	9,547
Repayment of non-recourse borrowings	(8,681)	(6,037)	(6,310)
Capital contributions from participating non-controlling interests – in operating subsidiaries	2,343	2,593	1,863
Capital repaid to participating non-controlling interests – in operating subsidiaries	(317)	(248)	(75)
Issuance of equity instruments and related costs	145	630	115
Redemption and repurchase of equity instruments	(182)	(43)	(252)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(993)	(967)	(1,372)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(1,061)	(990)	(915)
Inflows from related party	5,955	670	1,470
Outflows to related party	(1,440)	(1,556)	(1,127)
Cash flows from (used in) financing activities	7,649	2,596	3,489
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	(2,940)	(791)	(2,452)
Investment in equity-accounted investments	(389)	(725)	(236)
Investment in property, plant and equipment	(3,733)	(2,809)	(2,190)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	1,092	217	140
Purchase of financial assets	(979)	(644)	(492)
Proceeds from financial assets	183	431	70
Restricted cash and other	(34)	(35)	94
Cash flows from (used in) investing activities	(6,800)	(4,356)	(5,066)
Foreign exchange (loss) gain on cash	(95)	38	(28)
Cash and cash equivalents increase	2,028	143	106
Balance, beginning of year	1,141	998	900
Balance, end of year	3,135	1,141	998
Supplemental cash flow information:
Net change in cash classified within assets held for sale	(34)	0	(8)
Interest paid	1,917	1,353	1,138
Interest received	109	112	37
Income taxes paid	112	194	112
Medium term notes
Financing activities
Proceeds from medium-term notes	586	293	296
Hybrid notes
Financing activities
Proceeds from medium-term notes	$ 139	$ 0	$ 0